Related party transactions - Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Related Party Transaction [Line Items]
Total	₨ 131,414.7	$ 1,538.3	₨ 129,187.8
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	0.0		0.0
Investments available for sale securities	0.0		0.0
Total	0.0		0.0
Others
Related Party Transaction [Line Items]
Loans	28.2		34,504.5
Other assets	1,713.7		1,878.6
Investments available for sale securities	28,498.1		28,364.6
Total	30,240.0		64,747.7
Related Party
Related Party Transaction [Line Items]
Loans	28.2	0.3	34,504.5
Other assets	1,713.7	20.1	1,878.6
Investments available for sale securities	28,498.1	333.6	28,364.6
Total	₨ 30,240.0	$ 354.0	₨ 64,747.7